Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 150	$ 139	$ 95
Total realized and unrealized gains (losses):
Included in other comprehensive income (loss)	1	(2)
Included in regulatory assets/liabilities	(44)	42	(39)
Settlements	(27)	6	38
Purchases			87
Transfers out of Level 3	1	3	(7)
Ending balance	64	150	139
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date		2	(1)
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	147	143	93
Total realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(45)	40	(37)
Settlements	(25)	7	35
Purchases			87
Ending balance	60	147	143
Dominion Energy Gas Holdings, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	(2)	(2)	6
Total realized and unrealized gains (losses):
Included in other comprehensive income (loss)	1	(3)
Transfers out of Level 3	1	3	(8)
Ending balance		(2)	(2)
Operating Revenue
Total realized and unrealized gains (losses):
Included in earnings	(2)	3
Electric fuel and other energy-related purchases
Total realized and unrealized gains (losses):
Included in earnings	(15)	(42)	(35)
Electric fuel and other energy-related purchases | Virginia Electric and Power Company
Total realized and unrealized gains (losses):
Included in earnings	$ (17)	(43)	$ (35)
Purchased Gas
Total realized and unrealized gains (losses):
Included in earnings		$ 1